Annual Total Returns	Feb. 29, 2024
Eaton Vance Focused Growth Opportunities Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance Focused Growth Opportunities Fund | Class A
Bar Chart Table:
2014	14.20%
2015	6.44%
2016	3.30%
2017	25.15%
2018	0.62%
2019	29.45%
2020	44.21%
2021	16.23%
2022	(32.41%)
2023	41.89%
Eaton Vance Focused Value Opportunities Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance Focused Value Opportunities Fund | Class A
Bar Chart Table:
2014	9.94%
2015	(0.51%)
2016	7.52%
2017	20.13%
2018	(5.88%)
2019	32.34%
2020	1.98%
2021	23.49%
2022	(3.50%)
2023	8.12%